FINANCIAL RISK MANAGEMENT - Schedule of Drawn and Undrawn Exposures and Expected Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	£ 7,474	£ 5,950	£ 4,852
Loans and advances to customers and reverse repurchase agreements	477,541	480,141
The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,474	5,954
Loans and advances to customers and reverse repurchase agreements	481,345	485,842
The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	308,344	294,806
The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14,517	15,109
The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9,557	9,536
The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14,276	15,201
The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19,151	19,367
The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	365,845	354,019
The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	68,261	74,320
The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,239	57,503
The Group | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
Loans and advances to customers and reverse repurchase agreements	3,804	5,701
The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	836	1,024
The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	442	766
The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	418	643
The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	296	498
The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	188
The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,131	3,119
The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,257	2,161
The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	416	421
The Group | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	400	400
The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	127,684	133,598
The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17,151	19,550
The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	59,680	59,998
The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,738	6,931
The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,985	1,660
The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,522	1,882
The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	87,076	90,021
The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	39,818	42,777
The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	790	800
The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	194	426
The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	79	157
The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	72
The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	3
The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	41
The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	135	276
The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	149
The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,287	5,656	£ 4,453
Loans and advances to customers and reverse repurchase agreements	163,428	178,269
The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,287	5,660
Loans and advances to customers and reverse repurchase agreements	164,604	180,550
The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	45,298	48,670
The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,714	3,561
The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5,145	5,093
The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	338	512
The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,845	8,624
The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62,340	66,460
The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	54,645	58,143
The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,619	55,947
The Bank | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
Loans and advances to customers and reverse repurchase agreements	1,176	2,281
The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	70	96
The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	123	213
The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	231	356
The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	43
The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	97	134
The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	535	842
The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	477	1,233
The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	164	206
The Bank | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	160	200
The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	57,990	62,766
The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,002	1,720
The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,259	16,264
The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,726	3,831
The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	24
The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	766	1,114
The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21,755	22,953
The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	35,507	39,071
The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	728	742
The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	114	245
The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	28	46
The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	41
The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	34
The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	121
The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	122
The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,474	5,954
Loans and advances to customers and reverse repurchase agreements	429,078	415,608
Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	273,629	251,418
Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,148	11,496
Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8,181	7,710
Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,247	12,786
Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,414	17,879
Stage 1 | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	322,619	301,289
Stage 1 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	59,316	56,897
Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,143	57,422
Stage 1 | The Group | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
Loans and advances to customers and reverse repurchase agreements	909	1,347
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	104
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	96	155
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	126	201
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	106	194
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	30
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	402	684
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	102	254
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	405	409
Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	400	400
Stage 1 | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	122,903	125,625
Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,971	19,348
Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	57,123	56,068
Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,401	6,355
Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,985	1,657
Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,463	1,812
Stage 1 | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	83,943	85,240
Stage 1 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	38,170	39,585
Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	790	800
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	103	191
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	85
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	23
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	3
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19	16
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	80	130
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	60
Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,287	5,660
Loans and advances to customers and reverse repurchase agreements	149,822	156,189
Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	40,415	41,425
Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,048	2,540
Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,356	4,125
Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	388
Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5,789	7,704
Stage 1 | The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	53,900	56,182
Stage 1 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48,319	44,078
Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,603	55,929
Stage 1 | The Bank | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
Loans and advances to customers and reverse repurchase agreements	358	589
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	8
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	24	32
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	68	111
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	7
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	19
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	111	177
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	86	210
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	161	202
Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	160	200
Stage 1 | The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55,709	58,627
Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,002	1,720
Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15,566	14,971
Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,613	3,584
Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	24
Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	710	1,054
Stage 1 | The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	20,893	21,353
Stage 1 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34,088	36,532
Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	728	742
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	57	102
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	20
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	13
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17	14
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	39	47
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	53
Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	34,884	51,280
Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21,798	29,018
Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,077	3,273
Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,105	1,519
Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,828	2,216
Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,959	1,304
Stage 2 | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	28,767	37,330
Stage 2 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,083	13,938
Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34	12
Stage 2 | The Group | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	1,112	2,125
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	394	468
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	218	458
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	153	295
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	74	171
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	99
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	897	1,491
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	213	634
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	0
Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,556	7,619
Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	95	118
Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,502	3,874
Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	319	558
Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	69
Stage 2 | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,974	4,622
Stage 2 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,582	2,997
Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	86	221
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	72
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17	49
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	25
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	146
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	75
Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	12,084	21,494
Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,397	6,677
Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	594	933
Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	637	795
Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	20	80
Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,382	797
Stage 2 | The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,030	9,282
Stage 2 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5,047	12,200
Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	12
Stage 2 | The Bank | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	404	974
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	41	56
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	67	141
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	86	161
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	10
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	44	78
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	238	446
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	166	527
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,190	3,926
Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	678	1,280
Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	103	237
Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
Stage 2 | The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	836	1,576
Stage 2 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,354	2,350
Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	53	135
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	26
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	28
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	20
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	74
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	61
Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	6,406	6,443
Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,940	1,859
Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	340
Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	271	307
Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	199
Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	778	184
Stage 3 | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,482	2,889
Stage 3 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,862	3,485
Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	69
Stage 3 | The Group | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	1,573	1,968
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	184	191
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	153
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	147
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	116	133
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	622	683
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	942	1,273
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	12
Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	153	280
Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	10
Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	56
Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	18
Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
Stage 3 | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	87	85
Stage 3 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	195
Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	14
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	14
Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	2,698	2,867
Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	486	568
Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	88
Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	152	173
Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	44
Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	674	123
Stage 3 | The Bank | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,410	996
Stage 3 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,279	1,865
Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	6
Stage 3 | The Bank | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	414	718
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	32
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	40
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	77	84
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	26
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	38	37
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	186	219
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	225	496
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	3
Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	91	213
Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	13
Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	10
Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
Stage 3 | The Bank | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	24
Stage 3 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	189
Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	8
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	8
Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
POCI | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of drawn exposures | Central adjustment
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
POCI | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Total Retail
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,472	5,951
CMS 1-10 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	28,786	22,395
CMS 1-10 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,243	56,362
CMS 1-10 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
CMS 1-10 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19	25
CMS 1-10 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31,789	29,039
CMS 1-10 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	501
CMS 1-10 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	13
CMS 1-10 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	0
CMS 1-10 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,285	5,660
CMS 1-10 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25,064	18,082
CMS 1-10 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,356	55,595
CMS 1-10 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
CMS 1-10 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17	20
CMS 1-10 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29,043	27,598
CMS 1-10 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	500
CMS 1-10 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	14
CMS 1-10 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,472	5,951
CMS 1-10 | Stage 1 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	28,600	22,218
CMS 1-10 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,243	56,362
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	23
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 1 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31,757	29,039
CMS 1-10 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	501
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	13
CMS 1-10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	0
CMS 1-10 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	7,285	5,660
CMS 1-10 | Stage 1 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	24,880	17,907
CMS 1-10 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,356	55,595
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	4
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	20
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 1 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29,012	27,598
CMS 1-10 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	500
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	14
CMS 1-10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	186	177
CMS 1-10 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	2
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	0
CMS 1-10 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	184	175
CMS 1-10 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	0
CMS 1-10 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 1-10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	2	3
CMS 11-14 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33,265	36,685
CMS 11-14 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	236
CMS 11-14 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	150	241
CMS 11-14 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,428	11,226
CMS 11-14 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	47
CMS 11-14 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	2	0
CMS 11-14 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25,754	28,377
CMS 11-14 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	104
CMS 11-14 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	130	208
CMS 11-14 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,064	9,344
CMS 11-14 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	39
CMS 11-14 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	2	3
CMS 11-14 | Stage 1 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29,950	30,023
CMS 11-14 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	236
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	75	135
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,225	9,612
CMS 11-14 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	31
CMS 11-14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	2	0
CMS 11-14 | Stage 1 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22,861	22,449
CMS 11-14 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	104
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	63	114
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5,014	8,105
CMS 11-14 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	26
CMS 11-14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,315	6,662
CMS 11-14 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	75	106
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,203	1,614
CMS 11-14 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	16
CMS 11-14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,893	5,928
CMS 11-14 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	67	94
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,050	1,239
CMS 11-14 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	13
CMS 11-14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 11-14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,093	11,086
CMS 15-18 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	493
CMS 15-18 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	508	2,225
CMS 15-18 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	63
CMS 15-18 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,370	9,270
CMS 15-18 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	92	408
CMS 15-18 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	312	1,886
CMS 15-18 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	54
CMS 15-18 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	766	4,656
CMS 15-18 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	96
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	188	934
CMS 15-18 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	16
CMS 15-18 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	578	3,722
CMS 15-18 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	76
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	829
CMS 15-18 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	13
CMS 15-18 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,327	6,430
CMS 15-18 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	119	397
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	320	1,291
CMS 15-18 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	47
CMS 15-18 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,792	5,548
CMS 15-18 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	85	332
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	250	1,057
CMS 15-18 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	41
CMS 15-18 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 15-18 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	255	669
CMS 19 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
CMS 19 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	129
CMS 19 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	92
CMS 19 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	12
CMS 19 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	178	549
CMS 19 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	101
CMS 19 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	54
CMS 19 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	7
CMS 19 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	255	669
CMS 19 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	129
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	92
CMS 19 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	12
CMS 19 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	178	549
CMS 19 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	101
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	54
CMS 19 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	7
CMS 19 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 19 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,862	3,485
CMS 20-23 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	10
CMS 20-23 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	942	1,273
CMS 20-23 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	195
CMS 20-23 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	14
CMS 20-23 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,279	1,865
CMS 20-23 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	225	496
CMS 20-23 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	189
CMS 20-23 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	8
CMS 20-23 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,862	3,485
CMS 20-23 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	10
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	942	1,273
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	66	195
CMS 20-23 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	14
CMS 20-23 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Bank | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Bank | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,279	1,865
CMS 20-23 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	225	496
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Bank | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	189
CMS 20-23 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	8
CMS 20-23 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Gross drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of drawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Gross undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS 20-23 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	291,693	272,382
RMS 1-6 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,359	10,903
RMS 1-6 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,721	5,850
RMS 1-6 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,971	13,431
RMS 1-6 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15,733	15,434
RMS 1-6 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	932	834
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	298	350
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	110	132
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	107	95
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	126	233
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	38
RMS 1-6 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	9
RMS 1-6 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	17,063	19,456
RMS 1-6 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58,907	57,738
RMS 1-6 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,534	6,385
RMS 1-6 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,457	1,275
RMS 1-6 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,438	1,695
RMS 1-6 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	113
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	21
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	12
RMS 1-6 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 1-6 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	44,162	45,575
RMS 1-6 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,079	2,611
RMS 1-6 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,122	3,092
RMS 1-6 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	301	422
RMS 1-6 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,952	5,361
RMS 1-6 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	253	242
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	30	32
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	35
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	59	52
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	9
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	20
RMS 1-6 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,002	1,720
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15,876	15,895
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,615	3,513
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	24
RMS 1-6 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	689	941
RMS 1-6 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	227	242
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	36
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8	12
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	8
RMS 1-6 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	273,620	251,372
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11,252	9,619
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,220	5,559
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11,662	12,035
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14,979	14,952
RMS 1-6 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	898	822
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	103
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	67	75
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	84	80
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	101	187
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21	19
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	9
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16,971	19,347
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	56,666	54,694
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6,303	6,070
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,457	1,275
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,413	1,672
RMS 1-6 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	45	67
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	14
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	2
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	7
RMS 1-6 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	40,415	41,423
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,779	2,248
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,816	2,930
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	290	382
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,577	5,173
RMS 1-6 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	246	230
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	8
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	18
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	45	44
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	7
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	9
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	2
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,002	1,720
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15,280	14,814
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,556	3,414
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	24
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	666	923
RMS 1-6 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	227	242
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	17
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	8
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	6
RMS 1-6 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18,073	21,010
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,107	1,284
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	291
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,309	1,396
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	754	482
RMS 1-6 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34	12
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	250	247
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	43	57
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	15
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25	46
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	19
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	0
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	92	109
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,241	3,044
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	231	315
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25	23
RMS 1-6 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	24	46
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	7
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	5
RMS 1-6 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,747	4,152
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	300	363
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	306	162
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	40
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	375	188
RMS 1-6 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	12
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	24
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	17
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	8
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	11
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	596	1,081
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	59	99
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	18
RMS 1-6 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	19
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	4
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 1-6 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 1-6 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,267	4,076
RMS 7-9 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,519	2,740
RMS 7-9 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,224	2,570
RMS 7-9 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	881	1,194
RMS 7-9 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,851	2,752
RMS 7-9 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	64	67
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	100	204
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	165
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	20	40
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	50
RMS 7-9 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	7
RMS 7-9 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	629	1,235
RMS 7-9 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	145	408
RMS 7-9 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	527	384
RMS 7-9 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	77	176
RMS 7-9 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	19
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	22
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	22
RMS 7-9 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	384	1,444
RMS 7-9 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	473	632
RMS 7-9 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	686	1,374
RMS 7-9 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	24
RMS 7-9 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,604	2,400
RMS 7-9 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	11
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33	59
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	40	86
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	42
RMS 7-9 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	347	308
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	79	234
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	70	162
RMS 7-9 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	12
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8	20
RMS 7-9 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	46
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	896	1,603
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	938	1,990
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	583	738
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,258	2,418
RMS 7-9 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	66
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	39	99
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	7
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	11
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	457	772
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	97	269
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	527	381
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	50	140
RMS 7-9 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	11
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	8
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	9
RMS 7-9 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	269	290
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	528	1,109
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	6
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,141	2,186
RMS 7-9 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8	14
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	56
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	10
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	286	154
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	56	160
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	44	131
RMS 7-9 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	4
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	8
RMS 7-9 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,258	4,030
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	623	1,137
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	286	580
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	298	456
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	593	334
RMS 7-9 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	64	66
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	71	138
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33	66
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	33
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	39
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	6
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	172	463
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	48	139
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	36
RMS 7-9 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	8
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	14
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	13
RMS 7-9 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	384	1,442
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	204	342
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	158	265
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	18
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	463	214
RMS 7-9 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	11
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	25	45
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	30
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	32
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	61	154
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	23	74
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	31
RMS 7-9 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	4
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	8
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	12
RMS 7-9 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 7-9 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	355	907
RMS 10 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	112	617
RMS 10 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	92	297
RMS 10 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	171
RMS 10 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	21
RMS 10 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	25
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	84
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	49
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	30
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 10 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	884
RMS 10 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	48
RMS 10 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	18
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	8
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	137
RMS 10 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33	96
RMS 10 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	51	166
RMS 10 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	9
RMS 10 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	22
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	28
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	24
RMS 10 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	30
RMS 10 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	5
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	274
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	116
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	14
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	13
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	602
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	13
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	7
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	64
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	7
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	8
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	355	907
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	112	343
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	74	181
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	69	171
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	21
RMS 10 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	25
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	70
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	14	36
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	30
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	31	282
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	11	35
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	11
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	137
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	33	94
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	41	102
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	9
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	3
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	22
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	8	21
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	21
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	22
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	4
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 10 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,112	3,071
RMS 11-13 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	235	509
RMS 11-13 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	249	512
RMS 11-13 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	154	206
RMS 11-13 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	787	976
RMS 11-13 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	130
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	82	193
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	84	187
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	62
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21	40
RMS 11-13 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 11-13 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	85
RMS 11-13 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	72
RMS 11-13 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 11-13 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	10
RMS 11-13 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	7
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	21
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
RMS 11-13 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	946
RMS 11-13 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	57	134
RMS 11-13 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	134	288
RMS 11-13 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	13
RMS 11-13 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	615	740
RMS 11-13 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	18
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	57
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46	106
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	5
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19	35
RMS 11-13 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	24
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	44
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	10
RMS 11-13 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	12
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	6
RMS 11-13 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	45
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	13
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	177	509
RMS 11-13 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	9
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	3
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	22
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	71	345
RMS 11-13 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	4
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,112	3,071
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	235	509
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	244	467
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	152	193
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	610	467
RMS 11-13 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	65	130
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	82	193
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	83	178
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	27	62
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	21	40
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	58	85
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	29	69
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	10
RMS 11-13 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	7
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	21
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	7
RMS 11-13 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	946
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	57	134
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	132	266
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	13
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	544	395
RMS 11-13 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	18
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	22	57
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46	102
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	5
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	19	35
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12	24
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	42
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	6	10
RMS 11-13 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	12
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	6
RMS 11-13 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 11-13 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	12,917	14,370
RMS 14 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	340
RMS 14 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	271	307
RMS 14 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	199
RMS 14 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	778	184
RMS 14 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	59
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	394	452
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	153
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	147
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	116	133
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
RMS 14 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	12
RMS 14 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	85	84
RMS 14 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	56
RMS 14 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	18
RMS 14 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 14 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	486	568
RMS 14 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	88
RMS 14 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	152	173
RMS 14 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	44
RMS 14 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	674	123
RMS 14 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	6
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	32
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	40
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	77	84
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	26
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	38	37
RMS 14 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	3
RMS 14 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	13
RMS 14 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	10
RMS 14 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 14 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,940	1,859
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	292	340
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	271	307
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	201	199
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	778	184
RMS 14 | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	59
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	184	191
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	128	153
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	139	147
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	116	133
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	59
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	12
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	10
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	55	56
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	18	18
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 14 | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	486	568
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	88
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	152	173
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	44
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	674	123
RMS 14 | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	6
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	26	32
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	32	40
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	77	84
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	13	26
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	38	37
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	3
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	15	13
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10	10
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	1
RMS 14 | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,977	12,511
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	210	261
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	72	74
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - loans and overdrafts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - UK Motor Finance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Retail - other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS 14 | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	994	893
RMS | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	16	21
RMS | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
RMS | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	262	248
RMS | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	4	6
RMS | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	227	242
RMS | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	898	822
RMS | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	5	9
RMS | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	289	299
RMS | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	246	230
RMS | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	2
RMS | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	227	242
RMS | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	2
RMS | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	34	12
RMS | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	2	0
RMS | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	7	12
RMS | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	1
RMS | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	62	59
RMS | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	12
RMS | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	9	6
RMS | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	3	3
RMS | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
RMS | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,245	56,610
CMS | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	501
CMS | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	0
CMS | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,357	55,699
CMS | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	500
CMS | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 1 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,245	56,600
CMS | Stage 1 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 1 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	501
CMS | Stage 1 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	1	0
CMS | Stage 1 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	47,357	55,699
CMS | Stage 1 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 1 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	501	500
CMS | Stage 1 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 2 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	10
CMS | Stage 3 | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Bank | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Bank | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Bank | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | Stage 3 | The Bank | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | POCI | The Group | Gross drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | POCI | The Group | Expected credit losses in respect of drawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | POCI | The Group | Gross undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	0	0
CMS | POCI | The Group | Expected credit losses in respect of undrawn exposures | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers and reverse repurchase agreements	£ 0	£ 0